Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management, objectives and policies [Abstract]
Maximum Credit Exposure
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2024	2023
Cash and cash equivalents	$78,143	$74,738
Accounts receivable and accrued revenues	53,715	75,848
Maximum credit exposure	$131,858	$150,586

Contractual Maturities of Financial Liabilities
The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis. The SOFR interest spot rate at December 31, 2024 (and spot rate at December 31, 2023 for comparatives) is used as a basis for preparation.

As of December 31, 2024

(Dollars in thousands)	2025	2026	2027	2028	2029	Thereafter	Total
Interest bearing loans	$106,976	$75,210	$93,077	$63,003	$154,706	$-	$492,972
Total	$106,976	$75,210	$93,077	$63,003	$154,706	$-	$492,972

As of December 31, 2023

(Dollars in thousands)	2024	2025	2026	2027	2028	Thereafter	Total
Interest bearing loans	$65,665	$110,503	$77,736	$93,407	$64,638	$143,919	$555,867
Total	$65,665	$110,503	$77,736	$93,407	$64,638	$143,919	$555,867